Related Party Transactions (Details)		12 Months Ended
	Oct. 04, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Related Party Transactions
KOL service fees			¥ 96,584,631	¥ 103,550,870	¥ 54,753,540
Waiver of payables		$ 7,484,987	50,233,247
Amounts due from related parties				295,000
Dayi studio
Related Party Transactions
KOL service fees			21,377,581	42,111,445	¥ 5,520,795
Amount due to related parties				19,702,051
Hangzhou Ruhnn
Related Party Transactions
Waiver of payables	¥ 50,233,247
Amounts due from related parties				295,000
Amount due to related parties			559,868,888	354,856,080
Loan payable			434,471,206	320,113,556
Interest expense			0	¥ 0
Xiuxi Studio
Related Party Transactions
KOL service fees			42,436,108
Amount due to related parties			14,500,689
Wunai Yidui
Related Party Transactions
Amount due to related parties			490,000
Hangzhou Ruhnn
Related Party Transactions
Building and lease hold improvements sold			¥ 125,397,682